John Hancock Funds II
601 Congress Street
Boston, MA 02210

December 1, 2017

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”), on behalf of:
John Hancock Absolute Return Currency Fund;
John Hancock Diversified Strategies Fund;
John Hancock Fundamental All Cap Core Fund;
John Hancock Fundamental Large Cap Value Fund;
John Hancock Global Absolute Return Strategies Fund;
John Hancock Global Income Fund;
John Hancock Short Duration Credit Opportunities Fund; and
John Hancock Technical Opportunities Fund (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen :

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that all of the forms of prospectus, each dated December 1, 2017, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the form of Statement of Additional Information for the Funds and forms of prospectus contained in Post-Effective Amendment No. 198 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on November 28, 2017 via EDGAR except for the Absolute Return Currency Fund Classes A, C, I, R2, R4, and R6 prospectus, Fundamental All  Cap Core Fund Classes A, C, I, R2, R4, and R6 prospectus, Fundamental Large Cap Value Fund Classes A, C, I, R2, R4 and R6 prospectus, Global Absolute Return Strategies Fund Classes A, C, I, R2, and R6 prospectus, Global Income Fund Classes C, R2, R4, and R5 prospectus, Short Duration Credit Opportunities Fund Classes A, C, I, R2, R4, and  R6 prospectus and Technical Opportunities Fund Classes A, C, I and R6 prospectus, which will be separately filed pursuant to paragraph (c) of Rule 497 on December 1, 2017.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary